IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Utilities ETF (IDU) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Utilities Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Utilities Index (the “Underlying Index”), which measures the performance of the utilities sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the utilities industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Utilities RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 26 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60TM for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus of the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Utilities Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund

Advisors or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Utilities Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 26 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IDU-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Consumer Discretionary ETF (IYC) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s name
Prior to September 20, 2021, the fund’s name is iShares U.S. Consumer Services ETF
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is the Dow Jones U.S. Consumer Services Capped Index
Change in the Fund’s “Investment Objective”
Prior to September 20, 2021, the section entitled “Investment Objective” on page S-1 of
the Prospectus and Summary Prospectus of the Fund is the following, instead of the current paragraph:
The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector.
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Services Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the consumer services industry (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)). The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by SPDJI) to a maximum of 10% of the Underlying

Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer services industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.

Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 26 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60TM for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Summary and Prospectus for the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Consumer Services Capped Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Consumer Services Capped Index.

Prior to September 20, 2021, the section entitled “Disclaimers” on page 26 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits)
even
if notified of the possibility of such damages.

Change in the Fund’s “Summary of Principal Risks”

Prior to September 20, 2021, the section of the Summary Prospectus and
Prospectus
of the Fund entitled “Summary of Principal Risks” does not include “Consumer Discretionary Sector Risk” and includes the following:
Consumer Services Industry Risk.
 Companies in the consumer services industry may be affected by, among other things, changes in the domestic and international economies, exchange rates, competition, consumers’ disposable income and consumer preferences. Companies in the consumer services industry are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
Change in the Fund’s “A Further Discussion of Principal Risks”
Prior to September 20, 2021, the section of the Prospectus of the Fund entitled “A Further Discussion of Principal Risks” does not include the “Consumer Discretionary Sector Risk” and includes the following:
Consumer Services Industry Risk.
 The success of firms in the consumer services industry and certain retailers (including food and beverage, general retailers, media, and travel and leisure companies) is tied closely to the performance of the domestic and international economies, interest rates, exchange rates and consumer confidence. The consumer services industry depends heavily on disposable household income and consumer spending. Companies in the consumer services industry may be subject to severe competition, which may also have an adverse impact on their profitability. Companies in the consumer services industry are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Changes in consumer demographics and preferences in the countries in which the issuers of securities held by the Fund are located and in the countries to which they export their products may affect the success of consumer products.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYC-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Energy ETF (IYE) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Oil & Gas Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Oil & Gas Index (the “Underlying Index”), which measures the performance of the oil and gas sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the energy and oil and gas industries or sectors. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Energy RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 26 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60
TM
for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus of the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Oil & Gas Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s
®
and S&P
®
are registered

trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Oil & Gas Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 27 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYE-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Financials ETF (IYF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Financials Capped Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Financials Capped Index (the “Underlying Index”), which is designed to measure the performance of U.S. companies in the financials industry. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 26 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60TM for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the

S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus of the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Financials Capped Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Financials Capped Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 27 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR

CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYF-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Healthcare ETF (IYH) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Health Care Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Health Care Index (the “Underlying Index”), which measures the performance of the healthcare sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Health Care RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 26 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60
TM
for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus of the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Health Care Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock

Fund Advisors or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Health Care Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 27 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYH-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Industrials ETF (IYJ) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Industrials Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Industrials Index (the “Underlying Index”), which measures the performance of the industrials sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 26 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60
TM
for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus of the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Industrials Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund

Advisors or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Industrials Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 26 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADINGLOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by Cboe BZX. Cboe BZX makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. Cboe BZX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. Cboe BZX has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
Cboe BZX does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. Cboe BZX makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. Cboe BZX makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Cboe BZX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
The past performance of the Underlying Index is not a guide to future performance. BFA and its affiliates do not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and BFA and its affiliates shall have no liability for any errors, omissions or interruptions therein. BFA and its affiliates make no warranty, express or implied, to the owners of shares of the Fund or to any other person or entity, as to results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BFA or its affiliates have any liability for any special, punitive, direct, indirect, consequential or any other damages (including lost profits), even if notified of the possibility of such damages.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYJ-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares, Inc.
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Consumer Staples ETF (IYK) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s name
Prior to September 20, 2021, the Fund’s name is iShares U.S. Consumer Goods ETF.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Consumer Goods Index.
Change in the Fund’s “Investment Objective”
Prior to September 20, 2021, the section entitled “Investment Objective” on page S-1 of
the Prospectus and Summary Prospectus of the Fund is the following, instead of the current paragraph:
The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector.
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Goods Index (the “Underlying Index”), which measures the performance of the consumer goods sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the consumer goods industry or sector. The components of the Underlying Index are likely to change over time.

Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Consumer Staples RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 26 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60TM for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.

BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus for the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Consumer Goods Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Consumer Goods Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 26 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the

Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors.
The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH

DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Change in the Fund’s “Summary of Principal Risks”
Prior to September 20, 2021, the section of the Summary Prospectus and Prospectus of the Fund entitled “Summary of Principal Risks” does not include “Consumer Staples Sector Risk” and includes the following:
Consumer Goods Industry Risk
. Companies in the consumer goods industry may be affected by changes in social trends and consumer demands. Many consumer goods are sold internationally, and companies that sell such products may be affected by market conditions in other
countries and regions.
Change in the Fund’s “A Further Discussion of Principal Risks”
Prior to September 20, 2021, the section of the Prospectus of the Fund entitled “A Further Discussion of Principal Risks” does not include the “Consumer Staples Sector Risk” and includes the following:
Consumer Goods Industry Risk.
 Companies in the consumer goods industry may be strongly affected by social trends, marketing campaigns and other factors affecting consumer demand. Governmental regulation affecting the use of various food additives may affect the profitability of certain consumer goods companies represented in the Underlying Index. The consumer goods industry is affected by the strength of the U.S. economy and factors out of the U.S. government’s control, such as global oil prices. Many consumer goods in the U.S. may also be marketed globally, and such consumer goods companies may be affected by the demand and market conditions in
non-U.S.
countries.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYK-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Basic Materials ETF (IYM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Basic Materials Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Funds is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Basic Materials Index (the “Underlying Index”), which measures the performance of the basic materials sector of the U.S. equity market. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the basic materials industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Basic Materials RIC 22.5/45 Capped Index,” each footnote “2” call and footnote “2” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 25 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60TM for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus of the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Basic Materials Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock

Fund Advisors or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Basic Materials Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 26 of the Prospectus of the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYM-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares
®
iShares Trust
Supplement dated September 1, 2021 (the “Supplement”)
to the Summary Prospectus and Prospectus
each dated September 1, 2021
for the iShares U.S. Technology ETF (IYW) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for the Fund.
Change in the Fund’s Underlying Index
Prior to September 20, 2021, the Fund’s Underlying Index is Dow Jones U.S. Technology Capped Index
Change in the Fund’s “Principal Investment Strategies”
Prior to September 20, 2021, the first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for The Fund is the following, instead of the current first four paragraphs:
The Fund seeks to track the investment results of the Dow Jones U.S. Technology Capped Index (the “Underlying Index”), which is designed to measure the performance of U.S. companies in the technology industry. The Underlying Index uses a capping methodology to limit the weight of the securities of any single company (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)) to a maximum of 22.5% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of
50
% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.50%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control. The Underlying Index includes large-, mid-
and small-capitalization companies and may change over time. As of April 30,

2020, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
Prior to September 20, 2021, the last paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is the following, instead of the current last paragraph of the section:
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Changes to the “Average Annual Returns” table
Prior to September 20, 2021, references to the “Russell 1000 Technology RIC 22.5/45 Capped Index,” each footnote “3” call and footnote “3” in the “Average Annual Total Returns” table on page
S-8
 of the Summary Prospectus and Prospectus are deleted.
Changes to “More Information About the Fund”
Prior to September 20, 2021, the second paragraph in the section of the Prospectus entitled “More Information About the Fund” is deleted in its entirety.
Change in the Fund’s “Index Provider”
Prior to September 20, 2021, the section entitled “Index Provider” on page 27 of the Prospectus of the Fund is the following, instead of the current two paragraphs:
SPDJI is the Index Provider for the Underlying Index and is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.
SPDJI is a resource for index-based concepts, data and research. SPDJI provides financial, economic and investment information and analytical services to the financial community. SPDJI calculates and maintains the S&P Global 1200, which includes the S&P 500
®
for the U.S., the S&P Europe 350 for Continental Europe, Ireland and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60
TM
for Canada, the S&P/ASX 50 and the S&P Latin America 40. SPDJI also publishes the S&P MidCap 400
®
, S&P SmallCap 600
®
, S&P Total Market Index and S&P U.S. REIT for the U.S. SPDJI calculates and maintains the S&P Global Broad Market Index (BMI) Series, a set of rules-based equity benchmarks covering developed and emerging countries around the world. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.
BFA or its affiliates have entered into a license agreement with SPDJI to use the Underlying Index. BFA or its affiliates sublicense rights in the Underlying Index to the Trust at no charge.
Change in the Fund’s Disclaimers
Prior to September 20, 2021, the paragraph at the bottom of page i of the Prospectus of the Fund is the following, instead of the current paragraph:
The “Dow Jones U.S. Technology Capped Index
TM
” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by BlackRock Fund Advisors or its affiliates. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
and BlackRock
®
are registered trademarks of BlackRock Fund Advisors and its affiliates, and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by iShares Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties makes any representation regarding the advisability of investing in such product(s), nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones U.S. Technology Capped Index.
Prior to September 20, 2021, the section entitled “Disclaimers” on page 27 of the Prospectus for the Fund is the following, instead of the current five paragraphs:
The Underlying Index is a product of SPDJI, and has been licensed for use by BFA or its affiliates. Standard & Poor’s
®
 and S&P
®
 are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
 is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); iShares
®
 and BlackRock
®
 are registered trademarks of BFA and its affiliates; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Underlying Index to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust and BFA and their affiliates with respect to the Underlying Index is the licensing of the Underlying Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its third party licensors. The Underlying Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust, BFA or its affiliates or the Fund. S&P Dow Jones Indices have no obligation to take the needs of BFA or its affiliates or the owners of shares of the Fund into consideration in determining, composing or calculating the Underlying Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of shares of the Fund or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. SPDJI is not an investment adviser. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY BFA OR ITS AFFILIATES, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR

CONSEQUENTIAL DAMAGES INCLUDING, BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND BFA OR ITS AFFILIATES, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Fund in connection with the administration, marketing or trading of shares of the Fund.
NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-IYW-0921

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated September 1, 2021 (the “Supplement”)

to the Statement of Additional Information (“SAI”)

dated September 1, 2021

for the iShares U.S. Basic Materials ETF (IYM), iShares U.S. Energy ETF (IYE), iShares U.S. Healthcare ETF (IYH), iShares U.S. Technology ETF (IYW), iShares U.S. Utilities ETF (IDU), iShares U.S. Consumer Staples ETF (IYK), iShares U.S. Financials ETF (IYF), iShares U.S. Industrials ETF (IYJ) and iShares U.S. Consumer Discretionary ETF (IYC) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for each Fund.

Change in iShares U.S. Consumer Staples ETF’s name

Prior to September 20, 2021, the iShares U.S. Consumer Staples ETF’s name is iShares U.S. Consumer Goods ETF.

Change in iShares U.S. Consumer Discretionary ETF’s name

Prior to September 20, 2021, the iShares U.S. Consumer Discretionary ETF’s name is iShares U.S. Consumer Services ETF.

Change in each of the Funds’ “Construction and Maintenance of the Underlying Indexes”

Prior to September 20, 2021, the second paragraph under the Section titled “The Dow Jones Indexes” is the following instead of the current paragraphs:

Component Selection Criteria Applicable to Dow Jones Subsector Indexes. The following indexes are collectively referred to herein as the “Dow Jones Subsector Indexes Index”: Dow Jones U.S. Financial Services Index, Dow Jones U.S. Health Care Index, Dow Jones U.S. Industrials Index and Dow Jones U.S. Utilities Index. On a quarterly basis, S&P Dow Jones Indices LLC (“SPDJI”) conducts reviews of the float-adjusted market capitalizations and weightings of the securities in each Dow Jones Subsector Index. On the last business day of the month prior to the quarterly review, a security must have a $500 million float-adjusted market capitalization to be added to a Dow Jones Subsector Index; securities with a float-adjusted market capitalization below $250 million will be removed from the applicable Dow Jones Subsector Index.

After the close of trading on the NYSE on the third Friday in March, June, September and December, each Dow Jones Subsector Index’s composition is adjusted to meet the following concentration limits:

•	No single Underlying Index component may have a weight greater than 25% of the Dow Jones Subsector Indexes.

•	The sum of the weights of the Underlying Index components that are individually greater than 5% may not be greater than 45% of the Dow Jones Subsector Indexes.

•	The sum of the weights of the five largest Underlying Index components may not be greater than 65% of the Dow Jones Subsector Indexes.

Prior to September 20, 2021, the eighth paragraph under the Section titled “The Dow Jones Indexes” is the following instead of the current paragraph:

Additional Information. The Dow Jones U.S. Index, the Dow Jones U.S. Basic Materials Index, the Dow Jones U.S. Consumer Goods Index, the Dow Jones U.S. Consumer Services Capped Index, the Dow Jones U.S. Financials Capped Index, the Dow Jones U.S. Financial Services Index, the Dow Jones U.S. Health Care Index, the Dow Jones U.S. Industrials Index, the Dow Jones U.S. Oil & Gas Index, the Dow Jones U.S. Select Dividend Index, the Dow Jones U.S. Technology Capped Index, and the Dow Jones U.S. Utilities Index (collectively, the “Dow Jones Indexes”) are products of SPDJI, and have been licensed for use by BFA or its affiliates. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow

Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by BFA and its affiliates. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, SPFS or their respective affiliates or third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Dow Jones Indexes.

Prior to September 20, 2021, the SAI does not include the section entitled “The Russell Indexes” and includes the following as subsections under the section entitled “The Dow Jones Indexes”:

Dow Jones U.S. Basic Materials Index

Number of Components: approximately 35

Index Description. The Dow Jones U.S. Basic Materials Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the basic materials sector of the Dow Jones U.S. Index.

Dow Jones U.S. Consumer Goods Index

Number of Components: approximately 98

Index Description. The Dow Jones U.S. Consumer Goods Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the consumer goods sector of the Dow Jones U.S. Index.

Dow Jones U.S. Consumer Services Capped Index

Number of Components: approximately 133

Index Description. The Dow Jones U.S. Consumer Services Capped Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the consumer services sector of the Dow Jones U.S. Index.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Dow Jones U.S. Financials Capped Index

Number of Components: approximately 232

Index Description. The Dow Jones U.S. Financials Capped Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the financial sector of the Dow Jones U.S. Index.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which all issuers that individually constitute more than 5% of the weight of the Underlying Index constitute more than 25% of the weight of the Underlying Index in the aggregate. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Dow Jones U.S. Health Care Index

Number of Components: approximately 125

Index Description. The Dow Jones U.S. Health Care Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the healthcare sector of the Dow Jones U.S. Index.

Dow Jones U.S. Industrials Index

Number of Components: approximately 192

Index Description. The Dow Jones U.S. Industrials Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the industrials sector of the Dow Jones U.S. Index.

Dow Jones U.S. Oil & Gas Index

Number of Components: approximately 33

Index Description. The Dow Jones U.S. Oil & Gas Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the oil and gas sector of the Dow Jones U.S. Index.

Dow Jones U.S. Technology Capped Index

Number of Components: approximately 159

Index Description. The Dow Jones U.S. Technology Capped Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the technology sector of the Dow Jones U.S. Index.

The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer to a maximum of 22.5% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.50%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to a maximum of 45%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Dow Jones U.S. Utilities Index

Number of Components: approximately 47

Index Description. The Dow Jones U.S. Utilities Index is a subset of the Dow Jones U.S. Index. The Underlying Index includes only companies in the utilities sector of the Dow Jones U.S. Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-SAI4.30-0921

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE